U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 24F - 2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24F - 2


             Read instructions at end of Form before preparing Form.
                              Please print or type.

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       1.  Name and address of issuer:           The Glenmede Portfolios
                                                 135 E. Baltimore Street
                                                 Baltimore, MD  21202

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       2.  Name of each series or class of funds for which this notice is filed:

           Muni Intermediate Portfolio                 New Jersey Muni Portfolio



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       3.  Investment Company Act File Number:                   811 - 6578

           Securities Act File Number:                           33 - 46593

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       4.  Last day of fiscal year for which this notice is filed:

                                                                October 31, 1996

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       5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F - 2 declaration:
                                                                             [ ]

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       6.  Date of termination of issuer's declaration under rule 24F - 2 (a)
           (1), if applicable (see Instruction A. 6):

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       7.  Number  and  amount of  securities  of the same  class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F - 2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                   0
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       8.  Number and  amount of  securities  registered  during the fiscal year other than pursuant to rule 24F - 2:

                     445,571 @ $4,576,102
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       9.  Number and aggregrate sale price of securities sold during the fiscal year:

                     622,939 @ $6,303,350
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      10.  Number and aggregrate  sale price of securities  sold during the fiscal year in reliance upon  registration  pursuant to rule 24F - 2:

                     419,519 @ $4,218,295
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

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      11.  Number and aggregrate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B. 7):

                             0
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      12.  Calculation of registration fee:

              (i)    Aggregrate sale price of securities sold during the fiscal
                     year in reliance on rule 24F - 2 (from Item 10):                                  $                 4,218,295
                                                                                                         -------------------------

              (ii)   Aggregrate price of shares issued in connection with
                     dividend reinvestment plans (from Item 11, if applicable):                        +                         0
                                                                                                         -------------------------

              (iii)  Aggregate price of shares redeemed or repurchased during
                     the fiscal year (if applicable):                                                  -                 4,218,296
                                                                                                         -------------------------

              (iv)   Aggregate price of shares redeemed or repurchased and
                     previously applied as a reduction to filing fees pursuant
                     to rule 24E - 2 (if applicable):                                                  +                         0
                                                                                                         -------------------------

              (v)    Net aggregate  price of  securities  sold and issued during the  fiscal  year in  reliance  on rule 24F - 2 [ line (i), plus
                     line (ii), less line (iii), plus line (iv) ]  (if applicable):                    =                         0
                                                                                                         -------------------------

              (vi)   Multiplier prescribed by Section 6(b) of the Securities
                     Act of 1933 or other applicable law or regulation
                     (see Instruction C. 6):                                                           x                    1/3300
                                                                                                         -------------------------

              (vii)  Fee due [ line (i) or line (v) multiplied by line (vi) ]:                         $                      0.00
                                                                                                         =========================


Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the  form  is  being filed within 60 days after the close of the issuer's fiscal year. See Instruction C. 3.
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      13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202. 3a).

                                                                             [ ]

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           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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SIGNATURES

              This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

              By  (Signature and Title)             /s/ Joseph A. Finelli
                                                    ----------------------------

                                                    Joseph A. Finelli, Treasurer
                                                    ----------------------------

              Date   December 20, 1996

              Please print the name and title of the signing officer below the signature.

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